Initial Public Offering (Details) - $ / shares	1 Months Ended		6 Months Ended	11 Months Ended
	Jul. 31, 2021	Jul. 24, 2020	Jun. 30, 2021	Dec. 31, 2020	Jul. 31, 2020
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued (in Shares)	2,977,568	20,000,000	20,000,000	20,000,000
Shares issued price per share			$ 10.00	$ 10.00
Initial public offering, description			Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share common stock at a price of $11.50 per share, subject to adjustment (see Note 8).	Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share common stock at a price of $11.50 per share, subject to adjustment (see Note 9).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued price per share	$ 10.00				$ 10.00